Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	0000773757
Amendment Flag	false
Document Creation Date	Jul 29, 2013
Document Effective Date	Aug 1, 2013
Prospectus Date	Aug 1, 2013

Columbia Select Large Cap Growth Fund
Summary of the Fund
Investment Objective
Columbia Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Select Large Cap Growth Fund	Class A		Class C		Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Select Large Cap Growth Fund		Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.50%	none	none	0.25%	none	none
Other expenses	[1]	0.31%	0.31%	0.08%	0.31%	0.31%	0.13%	0.31%	0.08%	0.31%
Total annual Fund operating expenses		1.15%	1.90%	0.67%	1.40%	0.90%	0.72%	1.15%	0.67%	0.90%
[1]	Other expenses for Class A, Class C, Class R, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class Y, Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Select Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	919	1,172	1,892
Class C	293	597	1,026	2,222
Class I	68	214	373	835
Class R	143	443	766	1,680
Class R4	92	287	498	1,108
Class R5	74	230	401	894
Class W	117	365	633	1,398
Class Y	68	214	373	835
Class Z	92	287	498	1,108

Expense Example, No Redemption Columbia Select Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	919	1,172	1,892
Class C	193	597	1,026	2,222
Class I	68	214	373	835
Class R	143	443	766	1,680
Class R4	92	287	498	1,108
Class R5	74	230	401	894
Class W	117	365	633	1,398
Class Y	68	214	373	835
Class Z	92	287	498	1,108

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $519 million to $370.4 billion as of June 30, 2013. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the health care sector and the technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Medical products also frequently become obsolete. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's net asset value may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund concentrates its investments (or, invests a significant portion of its net assets) in securities of technology and technology-related companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

[1]	Year to Date return as of June 30, 2013: 10.39%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 20.05% Worst 4th Quarter 2008 -26.94%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Select Large Cap Growth Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	Oct 1, 1997	15.31%	2.45%	8.92%
Class Z returns after taxes on distributions	Oct 1, 1997	15.31%	2.40%	8.89%
Class Z returns after taxes on distributions and sale of Fund shares	Oct 1, 1997	9.95%	2.09%	7.94%
Class A	Sep 28, 2007	8.31%	1.01%	8.01%
Class C	Sep 28, 2007	13.14%	1.45%	7.85%
Class I	Sep 27, 2010	15.51%	2.55%	8.97%
Class R	Dec 31, 2004	14.68%	1.95%	8.35%
Class R4	Nov 8, 2012	15.35%	2.46%	8.92%
Class R5	Nov 8, 2012	15.35%	2.46%	8.92%
Class W	Sep 27, 2010	14.95%	2.18%	8.63%
Class Y	Nov 8, 2012	15.39%	2.46%	8.93%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		15.26%	3.12%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Columbia Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class Y, Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class C, Class R, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $519 million to $370.4 billion as of June 30, 2013. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

		The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the health care sector and the technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Medical products also frequently become obsolete. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's net asset value may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

		Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund concentrates its investments (or, invests a significant portion of its net assets) in securities of technology and technology-related companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.

		The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 20.05% Worst 4th Quarter 2008 -26.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class Z shares and will vary for other share classes.
Columbia Select Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	919
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	1,892
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	919
5 years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 years	rr_ExpenseExampleNoRedemptionYear10	1,892
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	8.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Columbia Select Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.90%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	597
5 years	rr_ExpenseExampleYear05	1,026
10 years	rr_ExpenseExampleYear10	2,222
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	597
5 years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 years	rr_ExpenseExampleNoRedemptionYear10	2,222
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Columbia Select Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	835
1 year	rr_ExpenseExampleNoRedemptionYear01	68
3 years	rr_ExpenseExampleNoRedemptionYear03	214
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	835
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	8.97%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Select Large Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	766
10 years	rr_ExpenseExampleYear10	1,680
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	443
5 years	rr_ExpenseExampleNoRedemptionYear05	766
10 years	rr_ExpenseExampleNoRedemptionYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	14.68%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
Columbia Select Large Cap Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	287
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Select Large Cap Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	230
5 years	rr_ExpenseExampleNoRedemptionYear05	401
10 years	rr_ExpenseExampleNoRedemptionYear10	894
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Select Large Cap Growth Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,398
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	365
5 years	rr_ExpenseExampleNoRedemptionYear05	633
10 years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	8.63%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Select Large Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	835
1 year	rr_ExpenseExampleNoRedemptionYear01	68
3 years	rr_ExpenseExampleNoRedemptionYear03	214
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	835
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Select Large Cap Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	287
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	1,108
2003	rr_AnnualReturn2003	23.54%	[4]
2004	rr_AnnualReturn2004	14.73%	[4]
2005	rr_AnnualReturn2005	12.25%	[4]
2006	rr_AnnualReturn2006	7.87%	[4]
2007	rr_AnnualReturn2007	21.30%	[4]
2008	rr_AnnualReturn2008	(44.11%)	[4]
2009	rr_AnnualReturn2009	45.48%	[4]
2010	rr_AnnualReturn2010	24.36%	[4]
2011	rr_AnnualReturn2011	(3.21%)	[4]
2012	rr_AnnualReturn2012	15.31%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.94%)
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Columbia Select Large Cap Growth Fund | returns after taxes on distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	8.89%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Columbia Select Large Cap Growth Fund | returns after taxes on distributions and sale of Fund shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Columbia Select Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class C, Class R, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class Y, Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
[4]	Year to Date return as of June 30, 2013: 10.39%

Columbia Pacific/Asia Fund
Summary of the Fund
Investment Objective
Columbia Pacific/Asia Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 19 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Pacific/Asia Fund	Class A		Class C		Class I	Class R4	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Pacific/Asia Fund		Class A	Class C	Class I	Class R4	Class W	Class Z
Management fees		0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	0.25%	none
Other expenses	[1]	0.45%	0.45%	0.20%	0.45%	0.45%	0.45%
Total annual Fund operating expenses		1.57%	2.32%	1.07%	1.32%	1.57%	1.32%
[1]	Other expenses for Class A, Class C, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 is based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Pacific/Asia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	726	1,042	1,381	2,335
Class C	335	724	1,240	2,656
Class I	109	340	590	1,306
Class R4	134	418	723	1,590
Class W	160	496	855	1,867
Class Z	134	418	723	1,590

Expense Example, No Redemption Columbia Pacific/Asia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	726	1,042	1,381	2,335
Class C	235	724	1,240	2,656
Class I	109	340	590	1,306
Class R4	134	418	723	1,590
Class W	160	496	855	1,867
Class Z	134	418	723	1,590

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries (including emerging markets), industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities believed to be undervalued, represent growth opportunities, or both.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund' s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.

Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

[1]	Year to Date return as of June 30, 2013: 2.09%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 30.63% Worst 3rd Quarter 2008 -20.64%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Pacific/Asia Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	Dec 31, 1992	17.32%	0.35%	9.62%
Class Z returns after taxes on distributions	Dec 31, 1992	17.12%	(0.25%)	8.81%
Class Z returns after taxes on distributions and sale of Fund shares	Dec 31, 1992	11.98%	0.27%	8.46%
Class A	Mar 31, 2008	10.22%	(1.15%)	8.67%
Class C	Mar 31, 2008	15.20%	(0.66%)	8.53%
Class I	Sep 27, 2010	17.55%	0.41%	9.66%
Class W	Jun 18, 2012	16.99%	0.13%	9.40%
MSCI All Country Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		16.78%	(1.48%)	9.73%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		17.32%	(3.69%)	8.21%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Columbia Pacific/Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Pacific/Asia Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 19 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 19 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4 is based on estimated amounts for the Fund's current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class C, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries (including emerging markets), industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

		The Fund may invest in securities believed to be undervalued, represent growth opportunities, or both.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund' s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.

Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.

		The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R4 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 30.63% Worst 3rd Quarter 2008 -20.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class Z shares and will vary for other share classes.
Columbia Pacific/Asia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	726
3 years	rr_ExpenseExampleYear03	1,042
5 years	rr_ExpenseExampleYear05	1,381
10 years	rr_ExpenseExampleYear10	2,335
1 year	rr_ExpenseExampleNoRedemptionYear01	726
3 years	rr_ExpenseExampleNoRedemptionYear03	1,042
5 years	rr_ExpenseExampleNoRedemptionYear05	1,381
10 years	rr_ExpenseExampleNoRedemptionYear10	2,335
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	(1.15%)
10 Years	rr_AverageAnnualReturnYear10	8.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Columbia Pacific/Asia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.32%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	335
3 years	rr_ExpenseExampleYear03	724
5 years	rr_ExpenseExampleYear05	1,240
10 years	rr_ExpenseExampleYear10	2,656
1 year	rr_ExpenseExampleNoRedemptionYear01	235
3 years	rr_ExpenseExampleNoRedemptionYear03	724
5 years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 years	rr_ExpenseExampleNoRedemptionYear10	2,656
1 Year	rr_AverageAnnualReturnYear01	15.20%
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	8.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Columbia Pacific/Asia Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	590
10 years	rr_ExpenseExampleNoRedemptionYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	9.66%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Pacific/Asia Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	418
5 years	rr_ExpenseExampleYear05	723
10 years	rr_ExpenseExampleYear10	1,590
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	418
5 years	rr_ExpenseExampleNoRedemptionYear05	723
10 years	rr_ExpenseExampleNoRedemptionYear10	1,590
Columbia Pacific/Asia Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
1 year	rr_ExpenseExampleYear01	160
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	855
10 years	rr_ExpenseExampleYear10	1,867
1 year	rr_ExpenseExampleNoRedemptionYear01	160
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	855
10 years	rr_ExpenseExampleNoRedemptionYear10	1,867
1 Year	rr_AverageAnnualReturnYear01	16.99%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2012
Columbia Pacific/Asia Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	418
5 years	rr_ExpenseExampleYear05	723
10 years	rr_ExpenseExampleYear10	1,590
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	418
5 years	rr_ExpenseExampleNoRedemptionYear05	723
10 years	rr_ExpenseExampleNoRedemptionYear10	1,590
2003	rr_AnnualReturn2003	42.12%	[4]
2004	rr_AnnualReturn2004	13.51%	[4]
2005	rr_AnnualReturn2005	24.12%	[4]
2006	rr_AnnualReturn2006	10.32%	[4]
2007	rr_AnnualReturn2007	11.49%	[4]
2008	rr_AnnualReturn2008	(40.30%)	[4]
2009	rr_AnnualReturn2009	38.39%	[4]
2010	rr_AnnualReturn2010	21.31%	[4]
2011	rr_AnnualReturn2011	(13.45%)	[4]
2012	rr_AnnualReturn2012	17.32%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	9.62%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992
Columbia Pacific/Asia Fund | returns after taxes on distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.12%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	8.81%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992
Columbia Pacific/Asia Fund | returns after taxes on distributions and sale of Fund shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992
Columbia Pacific/Asia Fund | MSCI All Country Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.78%
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
10 Years	rr_AverageAnnualReturnYear10	9.73%
Columbia Pacific/Asia Fund | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class C, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 is based on estimated amounts for the Fund's current fiscal year.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
[4]	Year to Date return as of June 30, 2013: 2.09%

Columbia Active Portfolios - Select Large Cap Growth Fund
Summary of the Fund
Investment Objective
Columbia Active Portfolios® – Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Active Portfolios - Select Large Cap Growth Fund Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the lower of the original purchase price or current net asset value)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Active Portfolios - Select Large Cap Growth Fund Class A
Management fees		0.69%
Distribution and/or service (12b-1) fees		0.25%
Other expenses		0.31%
Total annual Fund operating expenses		1.25%
Less: Fee waivers and/or expense reimbursements	[1]	(0.06%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.19%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.19% for Class A.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Active Portfolios - Select Large Cap Growth Fund Class A	121	391	681	1,506

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Columbia Active Portfolios - Select Large Cap Growth Fund Class A	121	391	681	1,506

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal period from April 20, 2012 (commencement of operations) to March 31, 2013, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $519 million to $370.4 billion as of June 30, 2013. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the health care sector and the technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Medical products also frequently become obsolete. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's net asset value may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund concentrates its investments (or, invests a significant portion of its net assets) in securities of technology and technology-related companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Columbia Active Portfolios - Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Active Portfolios® – Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal period from April 20, 2012 (commencement of operations) to March 31, 2013, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $519 million to $370.4 billion as of June 30, 2013. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

		The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the health care sector and the technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Medical products also frequently become obsolete. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's net asset value may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

		Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund concentrates its investments (or, invests a significant portion of its net assets) in securities of technology and technology-related companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

		Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Columbia Active Portfolios - Select Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.25%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%) [1]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	391
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,506
1 year	rr_ExpenseExampleNoRedemptionYear01	121
3 years	rr_ExpenseExampleNoRedemptionYear03	391
5 years	rr_ExpenseExampleNoRedemptionYear05	681
10 years	rr_ExpenseExampleNoRedemptionYear10	1,506

[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.19% for Class A.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013